RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 23.9	$ 24.5
Essakane S.A.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	23.9	19.5
Rosebel Gold Mines N.V.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 0.0	$ 5.0